STOCK BASED COMPENSATION - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025		Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Begining Balance	4,562		22,213
Number of Shares, RSUs granted			45,725
Number of Shares, RSUs vested	(1,040)	[1]	(52,789)
Number of Shares, RSUs forfeited	(275)		(10,587)
Number of Shares, Ending Balance	3,247		4,562
RSUs Weighted-Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Begining Balalce	$ 223.07		$ 208.8
Weighted Average Grant Date Fair Value, RSUs Granted			5.38
Weighted Average Grant Date Fair Value, RSUs Vested	208.51	[1]	24.33
Weighted Average Grant Date Fair Value, RSUs Forfeited	36.42		94.46
Weighted Average Grant Date Fair Value, Ending Balance	$ 243.54		$ 223.07

[1]	Common stock underlying such vested RSUs was not yet formally issued by the Company.